Goodwill - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2008 NeoTasks Inc [Member]
Goodwill [Line Items]
Equity interest acquired of Neo Tasks Inc					100.00%
Goodwill acquired	1,604	706		$ 257
Impairment of goodwill	0	0	0